UNIFIED SERIES TRUST


                     Dreman Contrarian Large Cap Value Fund
        (formerly known as Dreman High Opportunity Large Cap Value Fund)

                      Dreman Contrarian Mid Cap Value Fund
         (formerly known as Dreman High Opportunity Mid Cap Value Fund)

                     Dreman Contrarian Small Cap Value Fund
        (formerly known as Dreman High Opportunity Small Cap Value Fund)

                          Supplement to the Prospectus
                                      Dated
                                November 3, 2003


                       Supplement effective July 30, 2004

         The Dreman High Opportunity Large Cap Value Fund; Dreman High Opportunity Mid Cap Value Fund; and Dreman High Opportunity Small Cap Value Fund (the together "Funds"), all series of the Unified Series Trust, an Ohio business trust, have each changed their names. The new names of the Funds are: Dreman Contrarian Large Cap Value Fund; Dreman Contrarian Mid Cap Value Fund; and Dreman Contrarian Small Cap Value Fund, respectively.